Going Concern (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Going Concern [Line Items]
Recurring operating losses	$ 2,400	$ 32,700
Net cash flow used in operating activities	(1,025)	$ (21,354)
Accumulated deficit	$ (739,285)		$ (737,049)